Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019
Trade And Other Payables [Abstract]
Trade payables and accrued expenses	$ 327,619	$ 238,405		$ 247,376
Personnel accrued expenses	119,334	86,733		86,043
Dividend payable	21,285	16,305		15,199
Trade and other payables	$ 468,238	$ 341,443	[1]	$ 348,618

[1]	Recasted for change in presentation currency (see note 2c))